Acquisitions - Summary of Contributed Revenue and Net Income (Loss) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	$ 85,762
Net (loss) income	11,728
Verdant [Member]
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	26,547
Net (loss) income	5,352
Bluma [Member]
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	26,642
Net (loss) income	(8,382)
Cultivate [Member]
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	29,279
Net (loss) income	14,944
Cure Penn [Member]
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	2,966
Net (loss) income	(50)
Laurel Harvest [Member]
Disclosure Contributed Revenue And Net income (Loss) [Line Items]
Contributed revenue	328
Net (loss) income	$ (136)